Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases	Leases
All right-of-use assets relate to leased properties. As at January 1, 2022 the Group had right of use assets relating to six pre-existing lease agreements pertaining to three properties based in the United Kingdom and one in Austria.

On March 25, 2022 the group entered into three lease arrangements in relation to additional space at its pre-existing premises within the Schrödinger Building in Oxford, United Kingdom. Two of the leases expire in September 2033, with a break period in September 2028. The Group has the right, but not the obligation to exit both leases at the end of the break period. The third lease expires in December 2023.

A right-of-use asset of £2,193,000 has been recognised in relation to these leases during the three months ended March 31, 2022.

A right-of-use asset of £200,000 was recognised during the three months ended March 31, 2022 relating to estimated future restoration costs in relation to one of the Group’s pre-existing leases; see note 16 for further details.

The Group entered into two 7 year lease arrangements in relation to laboratory and office space in Vienna, Austria on September 3, 2021, with the lease term commencing on or after October 1, 2022. Total minimum lease commitments of £6,224,000 are payable under these arrangements.
12.Leases (continued)

The lease liability contractual maturities as at March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
	£'000	£'000
Within one year	1,443	1,075
One to five years	5,207	3,811
More than 5 years	794	415
	7,444	5,301